SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 352,852,151		$ 229,101,211		$ 182,040,968
Total Cost of revenue	209,379,466		148,672,693		144,491,083
Gross profit	$ 143,472,685		$ 80,428,518		$ 37,549,885
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	34.00%		21.00%		51.00%
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	$ 323,199,694		$ 196,219,102		$ 149,401,821
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	58,779,131		61,570,902		56,124,511
Operating Segments [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Total Cost of revenue	181,595,921		125,320,832		121,193,840
Gross profit	141,603,773		70,898,270		28,207,981
Operating Segments [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Total Cost of revenue	55,992,555		52,413,007		46,763,308
Gross profit	2,786,576		9,157,895		9,361,203
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(29,126,674)		(28,688,793)		(23,485,364)
Total Cost of revenue	(28,209,010)		(29,061,146)		(23,466,065)
Gross profit	(917,664)		372,353		(19,299)
Customer A [Member]
Segment Reporting Information [Line Items]
Revenue	43,258,204		48,739,001		35,094,472
Customer B [Member]
Segment Reporting Information [Line Items]
Revenue	39,219,089			[1]		[1]
Customer C [Member]
Segment Reporting Information [Line Items]
Revenue	39,099,677			[1]	18,125,773
Customer D [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	20,465,558
Customer E [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	19,595,911
Revenue - External [Member]
Segment Reporting Information [Line Items]
Revenue	352,852,151		229,101,211		182,040,968
Revenue - External [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	294,073,020		167,530,309		125,916,457
Revenue - External [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	58,779,131		61,570,902		56,124,511
Revenue - External [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	0
Revenue - Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	0		0
Revenue - Intersegment [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	29,126,674		28,688,793		23,485,364
Revenue - Intersegment [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	0
Revenue - Intersegment [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	$ (29,126,674)		$ (28,688,793)		$ (23,485,364)

[1]	Represents less than 10%